Cover	Nov. 17, 2021
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 17, 2021
Entity File Number	000-56075
Entity Registrant Name	4FRONT VENTURES CORP.
Entity Central Index Key	0001783875
Entity Tax Identification Number	83-4168417
Entity Incorporation, State or Country Code	A1
Entity Address, Address Line One	5060 N. 40th Street
Entity Address, Address Line Two	Suite 120
Entity Address, City or Town	Phoenix
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85018
City Area Code	602
Local Phone Number	633-3067
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Class A Subordinate Voting Shares, no par value
Title of 12(b) Security	Class A Subordinate Voting Shares, no par value